DEBT OBLIGATIONS, NET - 2031 and 2051 Notes (Details) - Senior Notes - USD ($) $ in Millions	7 Months Ended
	Dec. 31, 2021	Oct. 07, 2021	Jun. 10, 2021
2031 Notes
Debt Instrument [Line Items]
Face amount			$ 700.0
Stated interest rate			3.125%
2031 Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemtion price	100.00%
2031 Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemtion price	101.00%
2051 Notes
Debt Instrument [Line Items]
Face amount		$ 350.0
Stated interest rate		4.125%
2051 Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemtion price	100.00%
2051 Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemtion price	101.00%